Expense Example, No Redemption - Class ACIS - DWS California Tax-Free Income Fund	Dec. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 350
3 Years	524
5 Years	712
10 Years	1,255
Class C
Expense Example, No Redemption:
1 Year	154
3 Years	492
5 Years	854
10 Years	1,668
INST Class
Expense Example, No Redemption:
1 Year	52
3 Years	194
5 Years	348
10 Years	797
Class S
Expense Example, No Redemption:
1 Year	52
3 Years	198
5 Years	357
10 Years	$ 819